Stock-Based Compensation - Schedule of cost related to stock-based compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation
Unrecognized stock-based compensation expense for options	$ 6,600,000		$ 6,600,000		$ 7,200,000
Stock option | 2023 Plan | Legacy Orchestra
Stock-Based Compensation
Total stock-based compensation	961,000	$ 143,000	$ 2,184,000	$ 198,000	$ 3,102,000	$ 171,000
Expected period to be recognized			3 years		3 years
Stock option | 2023 Plan | Legacy Orchestra | Research and development
Stock-Based Compensation
Total stock-based compensation	330,000	52,000	$ 815,000	91,000	$ 398,000	83,000
Stock option | 2023 Plan | Legacy Orchestra | Selling, general and administrative
Stock-Based Compensation
Total stock-based compensation	631,000	91,000	1,369,000	107,000	2,704,000	88,000
Restricted Stock | 2023 Plan | Legacy Orchestra
Stock-Based Compensation
Total stock-based compensation	498,000	76,000	547,000	91,000	273,000	131,000
Unrecognized stock-based compensation expense for options	312,000		$ 312,000		$ 408,000
Expected period to be recognized			3 years		3 years
Restricted Stock | 2023 Plan | Legacy Orchestra | Selling, general and administrative
Stock-Based Compensation
Total stock-based compensation	498,000	$ 76,000	$ 547,000	$ 91,000	$ 273,000	$ 131,000
Warrant | 2023 Plan | Legacy Orchestra
Stock-Based Compensation
Total stock-based compensation	248,000		465,000
Unrecognized stock-based compensation expense for options	2,800,000		$ 2,800,000
Expected period to be recognized			3 years
Warrant | 2023 Plan | Legacy Orchestra | Research and development
Stock-Based Compensation
Total stock-based compensation	120,000		$ 207,000
Warrant | 2023 Plan | Legacy Orchestra | Selling, general and administrative
Stock-Based Compensation
Total stock-based compensation	$ 128,000		$ 258,000